Consolidated Statements of Changes in Stockholders’ Equity - MXN ($) $ in Thousands	Common stock	Share premium account	Retained earnings	Other comprehensive income	Non- controlling interest	Total
Balance beginning at Dec. 31, 2020	$ 308,035	$ 909,428	$ (371,169)	$ (718)		$ 845,576
Reclassification of share premium to retained earnings		(876,518)	876,518
Other capital movements	13,277	(26,251)		1,218		(11,756)
Dividends paid			(1,400,000)			(1,400,000)
Effect of acquisition of subsidiaries					18,361	18,361
Total comprehensive income for the year			1,751,645	83	(3,706)	1,748,022
Balance ending at Dec. 31, 2021	321,312	6,659	856,994	583	14,655	1,200,203
Other capital movements		(19,330)				(19,330)
Movements in non-controlling interest					(10,879)	(10,879)
Dividends paid			(949,610)			(949,610)
Total comprehensive income for the year			872,557	6,932	(2,593)	876,896
Balance ending at Dec. 31, 2022	321,312	(12,671)	779,941	7,515	1,183	1,097,280
Other capital movements		(3,699)	8,231			4,532
Movements in non-controlling interest					(93)	(93)
Dividends paid			(648,735)			(648,735)
Total comprehensive income for the year			1,049,461	(26,709)	(2,723)	1,020,029
Balance ending at Dec. 31, 2023	$ 321,312	$ (16,370)	$ 1,188,898	$ (19,194)	$ (1,633)	$ 1,473,013